Shareholder Report	12 Months Ended	49 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE QM U.S. BOND INDEX FUND, INC.
Entity Central Index Key	0001120924
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000005563
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond Index Fund
Class Name	Investor Class
Trading Symbol	PBDIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Investor Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated strongly positive performance for the 12-month reporting period. U.S. Treasury yields fell meaningfully across all maturities as cooling inflation and growth data led investors to price in a faster pace of interest rate cuts by the Federal Reserve.

  Underweighting U.S. Treasuries while overweighting sectors like IG corporate bonds and commercial mortgage-backed securities added value relative to the Bloomberg U.S. Aggregate Bond Index amid solid risk appetite and robust demand for higher-yielding fixed income sectors.

  An emphasis on intermediate corporate bonds, which historically have been less volatile compared with longer-term corporates, underperformed relative to the broader corporate sector. Longer-term corporate credit outperformed compared with intermediate maturities as longer-dated corporate bonds saw strong demand from investors looking to lock in high yields.

  The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. Over the period, the fund added to U.S. Treasuries to have dry powder to redeploy if valuations turn more compelling. The fund also saw an increase in IG corporate credit to capture attractive yields while trimming an overweight exposure in mortgage-backed securities where valuations looked unattractive.

  The fund held interest rate derivatives during the period, which we use to manage the fund’s duration and yield curve exposures more efficiently.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
QM U.S. Bond Index Fund (Investor Class)	10.63%	-0.23%	1.49%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	10.55	-0.23	1.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,590,445,000	$ 1,590,445,000
Holdings Count | Holding	1,312	1,312
Advisory Fees Paid, Amount	$ 562,000
InvestmentCompanyPortfolioTurnover	78.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,590,445 Number of Portfolio Holdings1,312
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	7.4%
AA Rated	6.4
A Rated	14.4
BBB Rated	13.6
BB Rated and Below	0.1
Not Rated	0.3
U.S. Treasury Securities	30.1
U.S. Government Agency Securities	26.0
Reserves	1.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	13.8
U.S. Treasury Bonds	10.2
Government National Mortgage Assn.	5.8
Federal Home Loan Mortgage	5.3
Federal Home Loan Mortgage Multifamily Structured PTC	1.5
UMBS	1.2
Wells Fargo	0.5
BMO Mortgage Trust	0.5
Morgan Stanley	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222343
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond Index Fund
Class Name	I Class
Trading Symbol	TSBLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - I Class	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated strongly positive performance for the 12-month reporting period. U.S. Treasury yields fell meaningfully across all maturities as cooling inflation and growth data led investors to price in a faster pace of interest rate cuts by the Federal Reserve.

  Underweighting U.S. Treasuries while overweighting sectors like IG corporate bonds and commercial mortgage-backed securities added value relative to the Bloomberg U.S. Aggregate Bond Index amid solid risk appetite and robust demand for higher-yielding fixed income sectors.

  An emphasis on intermediate corporate bonds, which historically have been less volatile compared with longer-term corporates, underperformed relative to the broader corporate sector. Longer-term corporate credit outperformed compared with intermediate maturities as longer-dated corporate bonds saw strong demand from investors looking to lock in high yields.

  The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. Over the period, the fund added to U.S. Treasuries to have dry powder to redeploy if valuations turn more compelling. The fund also saw an increase in IG corporate credit to capture attractive yields while trimming an overweight exposure in mortgage-backed securities where valuations looked unattractive.

  The fund held interest rate derivatives during the period, which we use to manage the fund’s duration and yield curve exposures more efficiently.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 10/5/20
QM U.S. Bond Index Fund (I Class)	10.89%	-1.69%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	10.55	-1.77

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Oct. 05, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,590,445,000	$ 1,590,445,000
Holdings Count | Holding	1,312	1,312
Advisory Fees Paid, Amount	$ 562,000
InvestmentCompanyPortfolioTurnover	78.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,590,445 Number of Portfolio Holdings1,312
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	7.4%
AA Rated	6.4
A Rated	14.4
BBB Rated	13.6
BB Rated and Below	0.1
Not Rated	0.3
U.S. Treasury Securities	30.1
U.S. Government Agency Securities	26.0
Reserves	1.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	13.8
U.S. Treasury Bonds	10.2
Government National Mortgage Assn.	5.8
Federal Home Loan Mortgage	5.3
Federal Home Loan Mortgage Multifamily Structured PTC	1.5
UMBS	1.2
Wells Fargo	0.5
BMO Mortgage Trust	0.5
Morgan Stanley	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222342
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond Index Fund
Class Name	Z Class
Trading Symbol	TSBZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated strongly positive performance for the 12-month reporting period. U.S. Treasury yields fell meaningfully across all maturities as cooling inflation and growth data led investors to price in a faster pace of interest rate cuts by the Federal Reserve.

  Underweighting U.S. Treasuries while overweighting sectors like IG corporate bonds and commercial mortgage-backed securities added value relative to the Bloomberg U.S. Aggregate Bond Index amid solid risk appetite and robust demand for higher-yielding fixed income sectors.

  An emphasis on intermediate corporate bonds, which historically have been less volatile compared with longer-term corporates, underperformed relative to the broader corporate sector. Longer-term corporate credit outperformed compared with intermediate maturities as longer-dated corporate bonds saw strong demand from investors looking to lock in high yields.

  The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. Over the period, the fund added to U.S. Treasuries to have dry powder to redeploy if valuations turn more compelling. The fund also saw an increase in IG corporate credit to capture attractive yields while trimming an overweight exposure in mortgage-backed securities where valuations looked unattractive.

  The fund held interest rate derivatives during the period, which we use to manage the fund’s duration and yield curve exposures more efficiently.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 10/5/20
QM U.S. Bond Index Fund (Z Class)	10.90%	-1.60%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	10.55	-1.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Oct. 05, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,590,445,000	$ 1,590,445,000
Holdings Count | Holding	1,312	1,312
Advisory Fees Paid, Amount	$ 562,000
InvestmentCompanyPortfolioTurnover	78.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,590,445 Number of Portfolio Holdings1,312
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	7.4%
AA Rated	6.4
A Rated	14.4
BBB Rated	13.6
BB Rated and Below	0.1
Not Rated	0.3
U.S. Treasury Securities	30.1
U.S. Government Agency Securities	26.0
Reserves	1.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	13.8
U.S. Treasury Bonds	10.2
Government National Mortgage Assn.	5.8
Federal Home Loan Mortgage	5.3
Federal Home Loan Mortgage Multifamily Structured PTC	1.5
UMBS	1.2
Wells Fargo	0.5
BMO Mortgage Trust	0.5
Morgan Stanley	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless